Organization	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]
1.	Organization

Banco Latinoamericano de Comercio Exterior, S. A. (“Bladex Head Office” and together with its subsidiaries “Bladex” or the “Bank”), headquartered in Panama City, Republic of Panama, is a specialized supranational bank established to support the financing of trade and economic integration in Latin America and the Caribbean (the “Region”). The Bank was established pursuant to a May 1975 proposal presented to the Assembly of Governors of Central Banks in the Region, which recommended the creation of a multinational organization to increase the foreign trade financing capacity of the Region. The Bank was organized in 1977, incorporated in 1978 as a corporation pursuant to the laws of the Republic of Panama, and officially initiated operations on January 2, 1979. Under a contract signed in 1978 between the Republic of Panama and Bladex, the Bank was granted certain privileges by the Republic of Panama, including an exemption from payment of income taxes in Panama.

The Bank operates under a general banking license issued by the National Banking Commission of Panama, predecessor of the Superintendency of Banks of Panama (the “SBP”).

In the Republic of Panama, banks are regulated by the SBP through Executive Decree No. 52 of April 30, 2008, which adopts the text of the Law Decree No. 9 of February 26, 1998, modified by the Law Decree No. 2 of February 22, 2008. Banks are also regulated by resolutions and agreements issued by this entity. The main aspects of this law and its regulations include: the authorization of banking licenses, minimum capital and liquidity requirements, consolidated supervision, procedures for management of credit and market risks, measures to prevent money laundering, the financing of terrorism and related illicit activities, and procedures for banking intervention and liquidation, among others.

Bladex Head Office’s subsidiaries are the following:

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Bladex Holdings Inc. is a wholly owned subsidiary, incorporated under the laws of the State of Delaware, United States of America (USA), on May 30, 2000. Bladex Holdings Inc. exercised control over Bladex Asset Management Inc., incorporated on May 24, 2006, under the laws of the State of Delaware, USA, which, until its dissolution, provided investment management services to Bladex Offshore Feeder Fund and Bladex Capital Growth Fund (see Note 7). On September 8, 2009, Bladex Asset Management Inc. was registered as a foreign entity in the Republic of Panama, to establish a branch in Panama, which was mainly engaged in providing administrative and operating services to Bladex Asset Management Inc. in USA. Bladex Asset Management Inc. was dissolved, in the Republic of Panama on July 5, 2013 and, in the USA on September 18, 2013, and their net assets were transferred to the Head Office. Bladex Holdings Inc. maintains ownership in two companies: Bladex Representacao Ltda. and Bladex Investimentos Ltda.

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Bladex Offshore Feeder Fund was incorporated on February 21, 2006 under the laws of the Cayman Islands, and invested substantially all its assets in Bladex Capital Growth Fund, which was also incorporated under the laws of the Cayman Islands.

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Bladex Representacao Ltda., incorporated under the laws of Brazil on January 7, 2000, acts as the Bank’s representative office in Brazil. Bladex Representacao Ltda. is 99.999% owned by Bladex Head Office and the remaining 0.001% owned by Bladex Holdings Inc.

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Bladex Investimentos Ltda. was incorporated under the laws of Brazil on May 3, 2011. Bladex Head Office owns 99% of Bladex Investimentos Ltda. and Bladex Holdings Inc. owns the remaining 1%. This company has invested substantially all its assets in an investment fund incorporated in Brazil ("the Brazilian Fund"), registered with the Brazilian Securities Commission ("CVM", for its acronym in Portuguese). The Brazilian Fund is a non-consolidating variable interest entity (see Note 7).

The objective of the Brazilian Fund is to achieve capital gains by dealing in the interest, currency, securities, commodities and debt markets, and by trading instruments available in the spot and derivative markets.

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BLX Brazil Ltd., was incorporated under the laws of the Cayman Islands on October 5, 2010. Bladex Head Office owned 99.80% of BLX Brazil Ltd. In turn, BLX Brazil Ltd. owned 99.9999% of Bladex Asset Management Brazil – Gestora de Recursos Ltda. and Bladex Asset Management Inc. owned the remaining 0.0001%. Bladex Asset Management Brazil – Gestora de Recursos Ltda. was incorporated under the laws of Brazil on January 6, 2011, and provided investment advisory services to Bladex Latam Fundo de Investimento Multimercado. BLX Brazil Ltd. and Bladex Asset Management Brazil – Gestora de Recursos, Ltda. were sold as part of the sale of the asset management unit (see Note 7).

Bladex Head Office has a participation of 55.87% in Alpha4X Feeder Fund (formerly Bladex Offshore Feeder Fund), a fund constituted under the laws of the Cayman Islands, that invests substantially all its assets in Alpha4X Capital Growth Fund (formerly Bladex Capital Growth Fund), which is also incorporated under the laws of the Cayman Islands (see Note 7). Alpha4X Feeder Fund is a variable interest entity (“VIE”), and has been consolidated in these consolidated financial statements. Both funds, Alpha4X Feeder Fund and Alpha4X Capital Growth Fund are registered with the Cayman Island Monetary Authority (“CIMA”), under the Mutual Funds Law of the Cayman Islands. The objective of these Funds is to achieve capital appreciation by investing in Latin American debt securities, stock indexes, currencies, and trading derivative instruments.

Bladex Head Office has an agency in New York City, USA (the “New York Agency”), which began operations on March 27, 1989. The New York Agency is principally engaged in financing transactions related to international trade, mostly the confirmation and financing of letters of credit for customers of the Region. The New York Agency is also licensed by the State of New York Banking Department, USA, to operate an International Banking Facility (“IBF”).

The Bank has representative offices in Buenos Aires, Argentina; in Mexico City, D.F. and Monterrey, Mexico; in Porto Alegre, Brazil; in Lima, Peru; in Bogota, Colombia; and an international administrative office in Miami, Florida, USA.

Bladex Head Office owned 50% of the equity shares of BCG PA LLC, a company incorporated under the laws of the State of Delaware, USA. This company owned “Class C” shares of Bladex Capital Growth Fund, which were sold as part of the sale of the asset management unit (see Note 7). The “Class C” shares entitled this company to receive a performance allocation on third-party investments in Bladex Offshore Feeder Fund and in Bladex Capital Growth Fund. This company was dissolved on August 14, 2013 and its net assets were transferred to its investors.